Employee benefit expenses	12 Months Ended
Jun. 30, 2021
Employee benefit expenses
Employee benefit expenses

7      Employee benefit expenses

	2019	2020	2021
	RMB	RMB	RMB
Wages and salaries	336,605	316,513	438,170
Contributions to defined contribution plans	31,877	44,370	57,006
Long-term employee benefits	—	—	9,831
	368,482	360,883	505,007

The total employee benefit expenses in connection with discontinued operations was RMB313,421 (2020: RMB207,796 and 2019: RMB219,601).